Document and Entity Information	Dec. 02, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 02, 2022
Entity Registrant Name	NIGHTDRAGON ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40108
Entity Tax Identification Number	85-4249052
Entity Address, Address Line One	101 Second Street
Entity Address, Address Line Two	Suite 1275
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	510
Local Phone Number	306-7780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001837067
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the SCALE units
Trading Symbol	NDAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the SCALE units
Trading Symbol	NDACW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	SCALE units, each consisting of one share of Class A common stock, $0.00001 par value, and one-fifth of one redeemable warrant
Trading Symbol	NDACU
Security Exchange Name	NASDAQ